Pension and other post-retirement benefits - components of net pension and other benefit expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of benefit plans [line items]
Defined benefit expense	$ 5,208	$ 5,128
Defined contribution pension expense	15,929	17,716
Employee benefit expense	431,559	487,349
Pension plans [member]
Disclosure of benefit plans [line items]
Current service cost	1,544	1,634
Interest income or cost	1,490	1,439
Administration cost	2	2
Defined benefit expense	3,036	3,075
Defined contribution pension expense	15,929	17,716
Employee benefit expense	18,965	20,791
Amount of actuarial losses (gains) recognized in other comprehensive income
Actuarial loss (gain)	6,243	2,282
Return on assets excluding interest income	2	127
Total actuarial losses (gains) recognized in other comprehensive income	6,245	2,409
Other Benefit Plans [Member]
Disclosure of benefit plans [line items]
Current service cost	1,227	1,153
Interest income or cost	945	900
Administration cost	0	0
Defined benefit expense	2,172	2,053
Defined contribution pension expense	0	0
Employee benefit expense	2,172	2,053
Amount of actuarial losses (gains) recognized in other comprehensive income
Actuarial loss (gain)	2,126	534
Return on assets excluding interest income	0	0
Total actuarial losses (gains) recognized in other comprehensive income	$ 2,126	$ 534